Restatement of Prior Period Financial Statements - Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Non-current assets
Intangible assets and goodwill	$ 1,418,707		$ 1,393,539	[1]
Property, plant and equipment	476,039		352,340	[1]
Vehicles under operating leases	70,223		97,186	[1]
Other non-current assets	9,733		6,819	[1]
Deferred tax assets	42,336		10,836	[1]
Other investments	2,414		2,333	[1]
Total non-current assets	2,019,452		1,863,053	[1]
Current assets
Cash and cash equivalents	768,264	[2]	973,877	[1],[2]	$ 756,677	[2]	$ 316,424
Marketable securities			0
Trade receivables	126,716		241,432	[1]
Trade receivables - related parties	61,026		79,225	[1]
Accrued income - related parties	152,605		49,060	[1]
Inventories	927,686		630,154	[1]
Current tax assets	12,657		7,184	[1]
Assets held for sale	0		56,001
Other current assets	214,228		109,747	[1]
Other current assets - related parties	9,576		0	[1]
Total current assets	2,272,758		2,146,680	[1]
Total assets	4,292,210		4,009,733	[1]
Equity
Share capital	(21,168)		(21,165)	[1]
Other contributed capital	(3,615,187)		(3,584,232)	[1]
Foreign currency translation reserve	25,639		15,496	[1]
Accumulated deficit	4,861,707		3,679,832	[1]
Total equity	1,250,991		89,931	[1]	183,524		603,248
Non-current liabilities
Non-current contract liabilities	(63,153)		(49,018)	[1]
Deferred tax liabilities	(3,335)		(12,470)	[1]
Other non-current provisions	(103,608)		(71,972)	[1]
Other non-current liabilities	(127,423)		(105,947)	[1]
Earn-out liability	(155,402)		(598,570)	[1]
Other non-current interest-bearing liabilities	(54,439)		(31,326)	[1]
Other non-current interest-bearing liabilities - related parties	(1,413,257)		(43,643)	[1]
Total non-current liabilities	(1,920,617)		(912,946)	[1]
Current liabilities
Trade payables	(92,441)		(97,418)	[1]
Trade payables - related parties	(275,704)		(935,161)	[1]
Accrued expenses - related parties	(446,038)		(157,426)	[1]
Advance payments from customers	(16,415)		(35,717)	[1]
Current provisions	(88,745)		(69,038)	[1]
Liabilities to credit institutions	(2,026,665)		(1,327,102)	[1]
Current tax liabilities	(11,363)		(14,039)	[1]
Interest-bearing current liabilities	(19,547)		(11,935)	[1]
Interest-bearing current liabilities - related parties	(73,814)		(27,061)	[1]
Current contract liabilities	(74,879)		(32,384)	[1]
Class C Shares liability	(6,000)		(28,000)	[1]
Other current liabilities	(489,747)		(382,375)	[1]
Other current liabilities - related parties	(1,226)		(69,062)	[1]
Total current liabilities	(3,622,584)		(3,186,718)	[1]
Total liabilities	(5,543,201)		(4,099,664)	[1]
Total equity and liabilities	(4,292,210)		(4,009,733)	[1]
As originally filed on August 14, 2024
Non-current assets
Intangible assets and goodwill	1,412,729		1,396,477
Property, plant and equipment	316,867		258,048
Vehicles under operating leases	67,931		92,198
Other non-current assets	7,212		5,306
Deferred tax assets	43,041		7,755
Other investments	2,414		2,333
Total non-current assets	1,850,194		1,762,117
Current assets
Cash and cash equivalents	768,927		973,877		756,677		316,424
Marketable securities			0
Trade receivables	126,205		246,107
Trade receivables - related parties	61,026		74,996
Accrued income - related parties	152,605		49,060
Inventories	939,359		658,559
Current tax assets	9,270		7,184
Assets held for sale	0		63,224
Other current assets	204,142		107,327
Other current assets - related parties	9,576
Total current assets	2,271,110		2,180,334
Total assets	4,121,304		3,942,451
Equity
Share capital	(21,168)		(21,165)
Other contributed capital	(3,615,187)		(3,584,232)
Foreign currency translation reserve	26,010		12,265
Accumulated deficit	4,872,644		3,726,775
Total equity	1,262,299		133,643
Non-current liabilities
Non-current contract liabilities	(63,063)		(50,252)
Deferred tax liabilities	(3,335)		(476)
Other non-current provisions	(104,681)		(73,985)
Other non-current liabilities	(73,149)		(14,753)
Earn-out liability	(155,402)		(598,570)
Other non-current interest-bearing liabilities	(54,439)		(85,556)
Other non-current interest-bearing liabilities - related parties	(1,409,244)		0
Total non-current liabilities	(1,863,313)		(823,592)
Current liabilities
Trade payables	(92,441)		(98,458)
Trade payables - related parties	(275,704)		(957,497)
Accrued expenses - related parties	(450,000)		(164,902)
Advance payments from customers	(16,415)		(40,869)
Current provisions	(94,887)		(74,907)
Liabilities to credit institutions	(2,023,582)		(1,328,752)
Current tax liabilities	(12,812)		(10,617)
Interest-bearing current liabilities	(19,547)		(21,545)
Interest-bearing current liabilities - related parties	(68,332)		(16,690)
Current contract liabilities	(112,062)		(46,217)
Class C Shares liability	(6,000)		(28,000)
Other current liabilities	(347,902)		(393,790)
Other current liabilities - related parties	(606)		(70,258)
Total current liabilities	(3,520,290)		(3,252,502)
Total liabilities	(5,383,603)		(4,076,094)
Total equity and liabilities	(4,121,304)		(3,942,451)
Prior Restatement Adjustments
Non-current assets
Intangible assets and goodwill	5,978		(2,195)
Property, plant and equipment	159,172		17,906
Vehicles under operating leases	2,292		4,988
Other non-current assets	2,521		0
Deferred tax assets	(705)		3,532
Other investments	0		0
Total non-current assets	169,258		24,231
Current assets
Cash and cash equivalents	(663)		0		0		0
Marketable securities			0
Trade receivables	511		(6,529)
Trade receivables - related parties	0		4,229
Accrued income - related parties	0		0
Inventories	(11,673)		(28,405)
Current tax assets	3,387		0
Assets held for sale	0		(7,223)
Other current assets	10,086		5,656
Other current assets - related parties	0
Total current assets	1,648		(32,272)
Total assets	170,906		(8,041)
Equity
Share capital	0		0
Other contributed capital	0		0
Foreign currency translation reserve	(371)		3,508
Accumulated deficit	(10,937)		(48,962)
Total equity	(11,308)		(45,454)
Non-current liabilities
Non-current contract liabilities	(90)		1,234
Deferred tax liabilities	0		(11,994)
Other non-current provisions	1,073		(1,377)
Other non-current liabilities	(54,274)		(13,106)
Earn-out liability	0		0
Other non-current interest-bearing liabilities	0		54,230
Other non-current interest-bearing liabilities - related parties	(4,013)		(43,643)
Total non-current liabilities	(57,304)		(14,656)
Current liabilities
Trade payables	0		1,040
Trade payables - related parties	0		22,336
Accrued expenses - related parties	3,962		7,476
Advance payments from customers	0		5,152
Current provisions	6,142		2,058
Liabilities to credit institutions	(3,083)		2,364
Current tax liabilities	1,449		(3,777)
Interest-bearing current liabilities	0		9,610
Interest-bearing current liabilities - related parties	(5,482)		(9,928)
Current contract liabilities	37,183		1,098
Class C Shares liability	0		0
Other current liabilities	(141,845)		29,526
Other current liabilities - related parties	(620)		1,196
Total current liabilities	(102,294)		68,151
Total liabilities	(159,598)		53,495
Total equity and liabilities	$ (170,906)		8,041
As Originally Restated
Non-current assets
Intangible assets and goodwill			1,394,282
Property, plant and equipment			275,954
Vehicles under operating leases			97,186
Other non-current assets			5,306
Deferred tax assets			11,287
Other investments			2,333
Total non-current assets			1,786,348
Current assets
Cash and cash equivalents			973,877		756,677		316,424
Marketable securities			0
Trade receivables			239,578
Trade receivables - related parties			79,225
Accrued income - related parties			49,060
Inventories			630,154
Current tax assets			7,184
Assets held for sale			56,001
Other current assets			112,983
Total current assets			2,148,062
Total assets			3,934,410
Equity
Share capital			(21,165)
Other contributed capital			(3,584,232)
Foreign currency translation reserve			15,773
Accumulated deficit			3,677,813
Total equity			88,189
Non-current liabilities
Non-current contract liabilities			(49,018)
Deferred tax liabilities			(12,470)
Other non-current provisions			(75,362)
Other non-current liabilities			(27,859)
Earn-out liability			(598,570)
Other non-current interest-bearing liabilities			(31,326)
Other non-current interest-bearing liabilities - related parties			(43,643)
Total non-current liabilities			(838,248)
Current liabilities
Trade payables			(97,418)
Trade payables - related parties			(935,161)
Accrued expenses - related parties			(157,426)
Advance payments from customers			(35,717)
Current provisions			(72,849)
Liabilities to credit institutions			(1,326,388)
Current tax liabilities			(14,394)
Interest-bearing current liabilities			(11,935)
Interest-bearing current liabilities - related parties			(26,618)
Current contract liabilities			(45,119)
Class C Shares liability			(28,000)
Other current liabilities			(364,264)
Other current liabilities - related parties			(69,062)
Total current liabilities			(3,184,351)
Total liabilities			(4,022,599)
Total equity and liabilities			(3,934,410)
Current Restatement Adjustments
Non-current assets
Intangible assets and goodwill			(743)
Property, plant and equipment			76,386
Vehicles under operating leases			0
Other non-current assets			1,513
Deferred tax assets			(451)
Other investments			0
Total non-current assets			76,705
Current assets
Cash and cash equivalents			0		$ 0		$ 0
Marketable securities			0
Trade receivables			1,854
Trade receivables - related parties			0
Accrued income - related parties			0
Inventories			0
Current tax assets			0
Assets held for sale			0
Other current assets			(3,236)
Total current assets			(1,382)
Total assets			75,323
Equity
Share capital			0
Other contributed capital			0
Foreign currency translation reserve			(277)
Accumulated deficit			2,019
Total equity			1,742
Non-current liabilities
Non-current contract liabilities			0
Deferred tax liabilities			0
Other non-current provisions			3,390
Other non-current liabilities			(78,088)
Earn-out liability			0
Other non-current interest-bearing liabilities			0
Other non-current interest-bearing liabilities - related parties			0
Total non-current liabilities			(74,698)
Current liabilities
Trade payables			0
Trade payables - related parties			0
Accrued expenses - related parties			0
Advance payments from customers			0
Current provisions			3,811
Liabilities to credit institutions			(714)
Current tax liabilities			355
Interest-bearing current liabilities			0
Interest-bearing current liabilities - related parties			(443)
Current contract liabilities			12,735
Class C Shares liability			0
Other current liabilities			(18,111)
Other current liabilities - related parties			0
Total current liabilities			(2,367)
Total liabilities			(77,065)
Total equity and liabilities			$ (75,323)

[1]	1 - Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.
[2]	Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.